S000073650 [Member] Performance Management - Bridge Builder Transition Fund II	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The Fund has not commenced operations as of the date of this prospectus and does not have a full calendar year of performance. Accordingly, performance information is not provided at this time. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Because of the Fund’s unique purpose and manner of operations, the Fund’s performance is not comparable to the performance of other mutual funds that hold similar securities.

Performance Information Illustrates Variability of Returns [Text]	At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not commenced operations as of the date of this prospectus and does not have a full calendar year of performance. Accordingly, performance information is not provided at this time.